Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $14,020,780.00.
Narrative - Max Aggregate Offering Price	$ 14,020,780.00